Equity (Schedule of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	$ (13,479)	$ (10,774)	$ (3,647)
Other comprehensive income loss before reclassifications	7,149	(2,265)	(8,551)
Amounts reclassified from accumulated other comprehensive income loss	(693)	(440)	1,424
Other comprehensive income (loss)	6,456	(2,705)	(7,127)
Balance as of December 31	(7,023)	(13,479)	(10,774)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	(24)	(107)	(1,243)
Other comprehensive income loss before reclassifications	1,315	523	(288)
Amounts reclassified from accumulated other comprehensive income loss	(961)	(440)	1,424
Other comprehensive income (loss)	354	83	1,136
Balance as of December 31	330	(24)	(107)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	(13,455)	(10,667)	(2,404)
Other comprehensive income loss before reclassifications	5,834	(2,788)	(8,263)
Amounts reclassified from accumulated other comprehensive income loss	268
Other comprehensive income (loss)	6,102	(2,788)	(8,263)
Balance as of December 31	$ (7,353)	$ (13,455)	$ (10,667)